United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1.	Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

SEPTEMBER 30, 2008

(Unaudited)

	Shares Held		Value
COMMON STOCKS (93.72%)
BUSINESS SERVICES (6.18%)
Adobe Systems Inc.	11,700	[1]	$461,799
eBay Inc.	13,135	[1]	293,961
Microsoft Corp.	48,455		1,293,264
Oracle Corp.	46,070	[1]	935,682
Symantec Corp.	28,002	[1]	548,279

			3,532,985

CHEMICALS AND ALLIED PRODUCTS (15.74%)
Abbott Laboratories	10,400		598,832
Amgen Inc.	7,625	[1]	451,934
Biogen Idec Inc.	3,500	[1]	176,015
Colgate-Palmolive Co.	5,355		403,499
Dow Chemical Co. (The)	5,330		169,387
E. I. du Pont de Nemours and Co.	16,005		645,001
Johnson & Johnson	24,600		1,704,288
K-V Pharmaceutical Co.-Class A	12,700	[1]	288,417
Mylan Inc.	24,650	[1]	281,503
Novartis AG	5,700		301,188
Pfizer Inc.	66,886		1,233,378
Procter & Gamble Co. (The)	16,425		1,144,658
Schering-Plough Corp.	14,980		276,681
Teva Pharmaceutical Industries Ltd.	21,791		997,810
Wyeth	8,985		331,906

			9,004,497

COMMUNICATIONS (2.79%)
AT&T Inc.	17,660		493,067
Comcast Corp.-Class A	18,765		368,357
Embarq Corp.	3,450		139,897
Sprint Nextel Corp.	17,913		109,269
Verizon Communications Inc.	15,065		483,436

			1,594,026

DEPOSITORY INSTITUTIONS (4.32%)
Bank of America Corp.	16,089		563,115
Bank of New York Mellon Corp. (The)	21,040		685,483
Citigroup Inc.	22,363		458,665
National City Corp.	6,830		11,952
New York Community Bancorp, Inc.	23,156		388,789
U.S. Bancorp	9,135		329,043
Wachovia Corp.	9,950		34,825

			2,471,872

EATING AND DRINKING PLACES (0.22%)
Chipotle Mexican Grill, Inc.	2,300	[1]	127,627

ELECTRIC, GAS AND SANITARY SERVICES (3.34%)
Atmos Energy Corp.	11,267		299,928
CMS Energy Corp.	28,300		352,901
Integrys Energy Group, Inc.	9,886		493,707
Pepco Holdings, Inc.	12,335		282,595
Pinnacle West Capital Corp.	9,200		316,572
Waste Management, Inc.	5,300		166,897

			1,912,600

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.10%)
Cisco Systems, Inc.	46,570	[1]	1,050,619
Emerson Electric Co.	4,600		187,634
General Electric Co.	82,780		2,110,890
Helen of Troy Ltd.	8,966	[1]	204,156
Intel Corp.	17,500		327,775
QUALCOMM Inc.	4,200		180,474

			4,061,548

FABRICATED METAL PRODUCTS (0.98%)
Illinois Tool Works Inc.	12,580		559,181

FOOD AND KINDRED PRODUCTS (5.16%)
Anheuser-Busch Companies, Inc.	9,930		644,258
Coca-Cola Co. (The)	11,970		632,974
Coca-Cola FEMSA, S.A.B. de C.V.	3,700		186,702
Dr Pepper Snapple Group, Inc.	15,300	[1]	405,144
Kraft Foods Inc.	12,708		416,187
PepsiCo, Inc.	9,330		664,949

			2,950,214

FOOD STORES (0.56%)
Kroger Co. (The)	11,686		321,131
FORESTRY (0.63%)
Weyerhaeuser Co.	5,965		361,360

GENERAL MERCHANDISE STORES (2.73%)
Target Corp.	13,790		676,400
Wal-Mart Stores, Inc.	14,735		882,479

			1,558,879

HOLDING AND OTHER INVESTMENT OFFICES (1.83%)
Adams Express Co. (The)	63,254		681,878
H&Q Life Sciences Investors	34,474		364,735

			1,046,613

INDUSTRIAL MACHINERY AND EQUIPMENT (5.81%)
3M Co.	14,430		985,713
Apple Inc.	4,160	[1]	472,826
EMC Corp.	62,025	[1]	741,819
Hewlett-Packard Co.	5,270		243,685
Ingersoll-Rand Co. Ltd.-Class A	19,260		600,334
Sigma Designs, Inc.	19,400	[1]	275,868

			3,320,245
INSTRUMENTS AND RELATED PRODUCTS (6.59%)
Agilent Technologies, Inc.	7,000	[1]	207,620
Becton, Dickinson and Co.	11,026		884,947
Danaher Corp.	2,400		166,560
Medtronic, Inc.	15,340		768,534
Stryker Corp.	7,980		497,154
Thermo Fisher Scientific Inc.	16,352	[1]	899,360
Zimmer Holdings, Inc.	5,330	[1]	344,105

			3,768,280
INSURANCE AGENTS, BROKERS AND SERVICE (0.56%)
Arthur J. Gallagher & Co.	12,365		317,286

INSURANCE CARRIERS (3.37%)
Allstate Corp. (The)	4,910		226,449
American Equity Investment Life Holding Co.	29,300		219,750
American International Group, Inc.	12,765		42,507
EMC Insurance Group Inc.	13,160		387,957
Lincoln National Corp.	4,485		192,003
MBIA Inc.	4,690		55,811
MetLife, Inc.	8,705		487,480
Protective Life Corp.	4,215		120,170
WellPoint, Inc.	4,222	[1]	197,463

			1,929,590
METAL MINING (2.42%)
Barrick Gold Corp.	24,946		916,516
Newmont Mining Corp.	12,000		465,120

			1,381,636
MOTION PICTURES (1.03%)
News Corp.-Class A	17,040		204,310
Time Warner Inc.	29,390		385,303

			589,613

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.62%)
United Parcel Service, Inc.-Class B	5,675		356,901

NON-DEPOSITORY CREDIT INSTITUTIONS (0.09%)
SLM Corp.	4,275	[1]	52,754

OIL AND GAS EXTRACTION (8.13%)
Anadarko Petroleum Corp.	10,200		494,802
Apache Corp.	6,800		709,104
Baker Hughes Inc.	6,200		375,348
Devon Energy Corp.	4,600		419,520
Exterran Holdings, Inc.	5,900	[1]	188,564
Helmerich & Payne, Inc.	14,600		630,574
Noble Corp.	8,600		377,540
Occidental Petroleum Corp.	6,800		479,060
Rowan Companies, Inc.	8,800		268,840
Transocean Inc.	3,100	[1]	340,504
Weatherford International Ltd.	14,600	[1]	367,044

			4,650,900

PAPER AND ALLIED PRODUCTS (1.25%)
AbitibiBowater Inc.	5,797	[1]	22,434
Kimberly-Clark Corp.	10,720		695,085

			717,519

PERSONAL SERVICES (0.68%)
Cintas Corp.	13,560		389,308

PETROLEUM AND COAL PRODUCTS (3.74%)
Chevron Corp.	10,300		849,544
ConocoPhillips	10,257		751,325
Exxon Mobil Corp.	4,500		349,470
Valero Energy Corp.	6,300		190,890

			2,141,229

PRIMARY METAL INDUSTRIES (0.42%)
Corning Inc.	15,200		237,728

PRINTING AND PUBLISHING (0.35%)
R. R. Donnelley & Sons Co.	8,110		198,938

RAILROAD TRANSPORTATION (0.39%)
Union Pacific Corp.	3,140		223,442

RETAIL-DRUG AND PROPRIETARY STORES (0.61%)
Walgreen Co.	11,245		348,145

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (0.39%)
Bed Bath & Beyond Inc.	7,010	[1]	220,184

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (1.22%)
Paychex, Inc.	9,900		326,997
Quest Diagnostics Inc.	7,200		372,024

			699,021

TOBACCO PRODUCTS (0.51%)
Altria Group, Inc.	4,260		84,518
Philip Morris International Inc.	4,260		204,906

			289,424

TRANSPORTATION EQUIPMENT (2.95%)
Federal Signal Corp.	13,300		182,210
Honeywell International Inc.	18,835		782,594
ITT Corp.	13,020		724,042

			1,688,846

WHOLESALE TRADE—NONDURABLE GOODS (1.01%)
SUPERVALU Inc.	6,200		134,540
SYSCO Corp.	14,390		443,644

			578,184

Total Common Stocks (Cost $54,442,393)			53,601,706

SHORT-TERM INVESTMENTS (6.86%)
MONEY MARKET MUTUAL FUND (0.29%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $166,806)	166,806		166,806

	Principal Amount
COMMERCIAL PAPER (1.22%)
NONDEPOSITORY INSTITUTIONS (0.79%)
American Express Credit Corp., 2.50%, due 10/08/08	$450,000	450,000

PETROLEUM AND COAL PRODUCTS (0.43%)
Chevron Corp., 1.93%, due 10/02/08	250,000	250,000

Total Commercial Paper (Cost $700,000)		700,000

UNITED STATES GOVERNMENT AGENCIES (5.35%)
Federal Home Loan Bank, due 10/03/08	725,000	724,915
Federal Home Loan Bank, due 10/08/08	350,000	349,854
Federal Home Loan Bank, due 10/14/08	760,000	759,416
Federal Home Loan Bank, due 10/17/08	300,000	299,706
Federal Home Loan Bank, due 10/20/08	350,000	349,564
Federal National Mortgage Assoc., due 10/14/08	575,000	574,553

Total United States Government Agencies (Cost $3,058,008)		3,058,008

Total Short-Term Investments (Cost $3,924,814)		3,924,814

Total Investments (Cost $58,367,207) (100.58%)		57,526,520

OTHER ASSETS LESS LIABILITIES (-0.58%)
Cash, receivables, prepaid expense and other assets, less liabilities		(333,410)

Total Net Assets (100.00%)		$57,193,110

1 Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$8,030,470
Unrealized Depreciation	(8,669,750)

Net Unrealized Appreciation (Depreciation)	(639,280)

Cost for federal income tax purposes	$58,165,800

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2008:

Investment in
Inputs	Securities
Level 1	$53,768,512
Level 2	3,758,008
Level 3	—

Total	$57,526,520

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

SEPTEMBER 30, 2008

(Unaudited)

	Principal
	Amount		Value
CORPORATE BONDS (30.82%)
DEPOSITORY INSTITUTIONS (6.37%)
Comerica Bank, 5.20%, due 08/22/17	$1,000,000		$529,370
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000		734,850
Huntington National Bank, 5.50%, due 02/15/16	700,000		548,954
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	[1]	1,051,365
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000		1,875

			2,866,414

ELECTRIC, GAS AND SANITARY SERVICES (8.10%)
Oglethorpe Power Corp., 6.974%, due 06/30/11	366,000		389,662
PacifiCorp, 6.90%, due 11/15/11	750,000		800,640
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,000,000	[2]	941,800
Westar Energy, Inc., 5.15%, due 01/01/17	1,500,000		1,512,312

			3,644,414

FOOD AND KINDRED PRODUCTS (2.25%)
Diageo Capital plc, 4.375%, due 05/03/10	1,000,000		1,012,550

FOOD STORES (1.39%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	600,000		624,096

FURNITURE AND FIXTURES (1.13%)
Steelcase Inc., 6.50%, due 08/15/11	500,000		510,360

HOLDING AND OTHER INVESTMENT OFFICES (1.43%)
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000		644,924

INSURANCE CARRIERS (3.84%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000		1,340,340
SunAmerica Inc., 8.125%, due 04/28/23	700,000		386,344

			1,726,684

SECURITY AND COMMODITY BROKERS (3.23%)
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000		723,708
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	1,300,000		731,133

			1,454,841

TOBACCO PRODUCTS (1.70%)
UST Inc., 7.25%, due 06/01/09	750,000		765,360

TRANSPORTATION—BY AIR (1.20%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	372,510		342,371
FedEx Corp. Pass-Through Certificates, 6.09%, due 01/15/18	184,028		197,696

			540,067

TRANSPORTATION EQUIPMENT (0.18%)
Ford Motor Co., 9.215%, due 09/15/21	150,000		79,712

Total Corporate Bonds (Cost $17,186,344)			13,869,422

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.36%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.09%, due 08/01/39	1,500,000		1,061,109

Total Commercial Mortgage Pass-Through Certificates (Cost $1,482,949)			1,061,109

MORTGAGE-BACKED SECURITIES (53.94%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (18.65%)
3023 Class TG, 5.50%, due 08/01/35	1,289,048		1,266,541
3051 Class MY, 5.50%, due 10/01/25	1,000,000		950,960
Pool # A53146, 5.50%, due 10/01/36	1,799,620		1,792,053
Pool # A69436, 6.00%, due 12/01/37	855,225		866,385
Pool # G02562, 6.00%, due 01/01/37	1,257,397		1,274,251
Pool # G02648, 5.50%, due 12/01/36	1,286,749		1,281,339
Pool # G03803, 5.50%, due 01/01/38	964,739		960,531

			8,392,060
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (16.17%)
Pool # 50276, 9.50%, due 02/01/20	617		691
Pool # 256103, 5.50%, due 02/01/26	712,421		714,661
Pool # 257306, 5.50%, due 08/01/38	2,971,980	[3]	2,968,889
Pool # 897144, 6.00%, due 09/01/36	789,982		801,189
Pool # 906224, 5.50%, due 01/01/37	1,549,545		1,546,904
Pool # 928570, 6.00%, due 08/01/37	1,225,572		1,242,766

			7,275,100
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (19.12%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000		985,186
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000		1,012,373
Pool # 1512, 7.50%, due 12/01/23	12,304		13,236
Pool # 2631, 7.00%, due 08/01/28	17,525		18,369
Pool # 2658, 6.50%, due 10/01/28	31,731		32,647
Pool # 2701, 6.50%, due 01/01/29	40,418		41,566
Pool # 2796, 7.00%, due 08/01/29	31,367		32,853
Pool # 3039, 6.50%, due 02/01/31	12,403		12,750
Pool # 3040, 7.00%, due 02/01/31	20,146		21,062
Pool # 3188, 6.50%, due 01/01/32	71,665		73,646
Pool # 3239, 6.50%, due 05/01/32	69,957		71,891
Pool # 3261, 6.50%, due 07/01/32	132,707		136,376
Pool # 3320, 5.50%, due 12/01/32	578,077		578,340
Pool # 3333, 5.50%, due 01/01/33	472,847		472,817
Pool # 3375, 5.50%, due 04/01/33	71,635		71,630
Pool # 3390, 5.50%, due 05/01/33	313,616		313,595
Pool # 3403, 5.50%, due 06/01/33	533,161		533,127
Pool # 3458, 5.00%, due 10/01/33	486,655		476,199
Pool # 3499, 5.00%, due 01/01/34	749,299		733,013
Pool # 3556, 5.50%, due 05/01/34	756,032		755,608
Pool # 3623, 5.00%, due 10/01/34	1,244,633		1,217,581
Pool # 22630, 6.50%, due 08/01/28	17,953		18,472
Pool # 276337, 10.00%, due 08/01/19	5,036		5,776
Pool # 643816, 6.00%, due 07/01/25	953,425		973,397

			8,601,510

Total Mortgage-Backed Securities (Cost $24,195,601)			24,268,670

SHORT-TERM INVESTMENTS (15.97%)
COMMERCIAL PAPER (2.44%)
PETROLEUM & COAL PRODUCTS
Chevron Corp., 1.97%, due 10/02/08	1,100,000		1,100,000

Total Commercial Paper (Cost $1,100,000)			1,100,000

UNITED STATES GOVERNMENT AGENCIES (13.26%)
Federal Home Loan Bank, due 10/03/08	1,000,000		999,893
Federal Home Loan Bank, due 10/06/08	1,000,000		999,708
Federal Home Loan Bank, due 10/08/08	1,100,000		1,099,561
Federal Home Loan Bank, due 10/14/08	1,000,000		999,205
Federal Home Loan Bank, due 10/17/08	430,000		429,579
Federal Home Loan Mtg Corp., due 12/01/08	340,000		338,773
Federal National Mtg Assn., due 10/20/08	1,100,000		1,098,751

Total United States Government Agencies (Cost $5,965,470)			5,965,470

	Shares Held
MONEY MARKET MUTUAL FUND (0.27%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $121,976)	121,976	121,976

Total Short-Term Investments (Cost $7,187,446)		7,187,446

Total Investments (Cost $50,052,340) (103.09%)		46,386,647

OTHER ASSETS LESS LIABILITIES (-3.09%)
Cash, receivables, prepaid expense and other assets, less liabilities		(1,390,416)

Total Net Assets (100.00%)		$44,996,231

1 Restricted Securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 09/30/08, the carrying value of each unit was 70.091, representing $1,051,365 or 2.34% of total net assets.

2Firm Commitment to purchase on 10/02/08.

3Trade restricted and held in a segregated account to cover firm commitment.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$346,456
Unrealized Depreciation	(4,012,149)

Net Unrealized Appreciation (Depreciation)	(3,665,693)

Cost for federal income tax purposes	$50,052,340

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2008:

Valuation	Investment in
Inputs	Securities
Level 1	121,976
Level 2	$46,264,671
Level 3	—

Total	46,386,647

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

SEPTEMBER 30, 2008

(Unaudited)

	Shares Held		Value
PREFERRED STOCKS (0.66%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000		$275,200

	Principal
	Amount
CORPORATE BONDS (69.44%)
APPAREL AND ACCESSORY STORES (3.06%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000		1,274,000

CHEMICALS AND ALLIED PRODUCTS (4.88%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000		1,403,826
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000		628,000

			2,031,826

DEPOSITORY INSTITUTIONS (2.53%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	[1]	1,051,365

ELECTRIC, GAS AND SANITARY SERVICES (15.34%)
Avista Corp., 5.95%, due 06/01/18	1,400,000		1,349,586
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,500,000		1,509,000
Entergy Corp., 6.18%, due 03/01/35	1,700,000		1,537,786
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	213,000		217,793
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000		777,200
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	[2]	806,566
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	181,300		183,385

			6,381,316

FOOD STORES (2.82%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000		1,174,368

FURNITURE AND FIXTURES (3.19%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000		1,326,936

HOLDING AND OTHER INVESTMENT OFFICES (15.71%)
First Industrial, L.P., 7.60%, due 07/15/28	700,000		617,330
First Industrial, L.P., 7.75%, due 04/15/32	500,000		444,795
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000		1,146,509
HRPT Properties Trust, 6.25%, due 08/15/16	1,075,000		891,734
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	1,171,000		666,920
Realty Income Corp., 6.75%, due 08/15/19	1,500,000		1,374,975
Rouse Company LP (The), 5.375%, due 11/26/13	2,000,000		1,395,820

			6,538,083

INSURANCE CARRIERS (1.17%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000		484,778

MOTION PICTURES (1.95%)
Time Warner Inc., 8.375%, due 03/15/23	800,000		811,680

PAPER AND ALLIED PRODUCTS (7.36%)
AbitiBowater Inc., 9.375%, due 12/15/21	900,000		312,750
Cascades Inc., 7.25%, due 02/15/13	1,000,000		774,450
International Paper Co., 7.95%, due 06/15/18	1,000,000		991,510
Potlatch Corp., 9.125%, due 12/01/09	900,000		985,500

			3,064,210

PIPELINES, EXCEPT NATURAL GAS (3.84%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,599,376

TRANSPORTATION—BY AIR (2.26%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	1,100,653	940,541

WATER TRANSPORTATION (5.33%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,110,461
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	1,000,000	1,107,380

		2,217,841

Total Corporate Bonds (Cost $33,003,136)		28,896,320

MORTGAGE-BACKED SECURITIES (18.91%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (12.28%)
3023 Class TG, 5.50%, due 08/01/35	966,786	949,906
3051 Class MY, 5.50%, due 10/01/25	1,000,000	950,960
Pool # A53146, 5.50%, due 10/01/36	629,866	627,218
Pool # A69436, 6.00%, due 12/01/37	1,282,837	1,299,578
Pool # G02648, 5.50%, due 12/01/36	1,286,749	1,281,339

		5,109,001
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.63%)
Pool # 256103, 5.50%, due 02/01/26	712,421	714,661
Pool # 897144, 6.00%, due 09/01/36	789,983	801,189
Pool # 928570, 6.00%, due 08/01/37	1,225,572	1,242,766

		2,758,616

Total Mortgage-Backed Securities (Cost $7,855,383)		7,867,617

SHORT-TERM INVESTMENTS (12.03%)
UNITED STATES GOVERNMENT AGENCIES (11.56%)
Federal Home Loan Bank, due 10/03/08	1,000,000	999,893
Federal Home Loan Bank, due 10/06/08	1,150,000	1,149,664
Federal Home Loan Bank, due 10/08/08	765,000	764,680
Federal Home Loan Bank, due 10/14/08	1,100,000	1,099,062
Federal Home Loan Mortgage Corp., due 12/01/08	800,000	797,112

Total United States Government Agencies (Cost $4,810,411)		4,810,411

	Shares Held
MONEY MARKET MUTUAL FUND (0.47%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $196,239)	196,239	196,239

Total Short-Term Investments (Cost $5,006,650)		5,006,650

Total Investments (Cost $46,665,169) (101.04%)		42,045,787

OTHER ASSETS LESS LIABILITIES (-1.04%)
Cash, receivables, prepaid expense and other assets, less liabilities		(432,354)

Total Net Assets (100.00%)		$41,613,433

1 Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 09/30/08, the carrying value of each unit was 70.091, representing $1,051,365 or 2.53% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 09/30/08, the carrying value of each unit was 110.738, representing $1,107,380 or 2.66% of total net assets.

As of 09/30/08, the carrying value of all restricted securities was $2,158,745 or 5.19% of total net assets

2Firm Commitment to purchase on 10/02/08.

3Trade restricted and held in a segregated account to cover firm commitment.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$395,101
Unrealized Depreciation	(5,014,483)

Net Unrealized Appreciation (Depreciation)	(4,619,382)

Cost for federal income tax purposes	$46,665,169

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2008:

Valuation	Investment in
Inputs	Securities
Level 1	$196,239
Level 2	41,849,548
Level 3	—

Total	$42,045,787

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

SEPTEMBER 30, 2008

(Unaudited)

	Shares Held		Value
COMMON STOCKS (69.32%)
BUSINESS SERVICES (1.80%)
eBay Inc.	8,900	[1]	$199,182
Microsoft Corp.	30,600		816,714
Oracle Corp.	24,830	[1]	504,297

			1,520,193

CHEMICALS AND ALLIED PRODUCTS (12.68%)
Abbott Laboratories	21,600		1,243,728
Amgen Inc.	3,900	[1]	231,153
Colgate-Palmolive Co.	7,430		559,850
Dow Chemical Co. (The)	13,965		443,808
E. I. du Pont de Nemours and Co.	22,875		921,862
Johnson & Johnson	33,612		2,328,639
K-V Pharmaceutical Co.-Class A	12,600	[1]	286,146
Mylan Inc.	35,550	[1]	405,981
Novartis AG	8,060		425,890
Pfizer Inc.	90,184		1,662,993
Procter & Gamble Co. (The)	13,605		948,132
Schering-Plough Corp.	15,700		289,979
Teva Pharmaceutical Industries Ltd.	11,399		521,960
Wyeth	11,800		435,892

			10,706,013

COMMUNICATIONS (1.94%)
AT&T Inc.	12,600		351,792
Comcast Corp.-Class A	13,590		266,772
Embarq Corp.	4,950		200,722
Sprint Nextel Corp.	25,771		157,203
Verizon Communications Inc.	20,675		663,461

			1,639,950

DEPOSITORY INSTITUTIONS (3.18%)
Bank of America Corp.	17,202		602,070
Bank of New York Mellon Corp. (The)	12,683		413,212
Citigroup Inc.	19,822		406,549
National City Corp.	8,695		15,216
New York Community Bancorp, Inc.	44,834		752,763
U.S. Bancorp	12,895		464,478
Wachovia Corp.	8,328		29,148

			2,683,436

ELECTRIC, GAS AND SANITARY SERVICES (4.55%)
Atmos Energy Corp.	22,952		610,982
Integrys Energy Group, Inc.	14,304		714,342
Pepco Holdings, Inc.	17,790		407,569
Pinnacle West Capital Corp.	24,200		832,722
Tortoise Energy Capital Corp.	46,195		795,016
Waste Management, Inc.	15,400		484,946

			3,845,577

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.78%)
Cisco Systems, Inc.	35,830	[1]	808,325
General Electric Co.	106,965		2,727,608
Helen of Troy Ltd.	12,334	[1]	280,845
Intel Corp.	11,900		222,887

			4,039,665

FABRICATED METAL PRODUCTS (0.53%)
Illinois Tool Works Inc.	10,155		451,390

FOOD AND KINDRED PRODUCTS (3.82%)
Anheuser-Busch Companies, Inc.	11,995		778,236
Coca-Cola Co. (The)	10,380		548,894
Diageo plc	7,200		495,792
Kraft Foods Inc.	15,399		504,317
PepsiCo, Inc.	12,650		901,565

			3,228,804

FORESTRY (1.35%)
Weyerhaeuser Co.	18,770		1,137,087

GENERAL MERCHANDISE STORES (1.72%)
Target Corp.	4,760		233,478
Wal-Mart Stores, Inc.	20,290		1,215,168

			1,448,646
HOLDING AND OTHER INVESTMENT OFFICES (0.67%)
H&Q Life Sciences Investors	19,081		201,877
iShares MSCI Japan Index	34,030		362,760

			564,637

INDUSTRIAL MACHINERY AND EQUIPMENT (3.22%)
3M Co.	20,305		1,387,035
EMC Corp.	36,800	[1]	440,128
Hewlett-Packard Co.	5,460		252,470
Ingersoll-Rand Co. Ltd.-Class A	20,634		643,162

			2,722,795

INSTRUMENTS AND RELATED PRODUCTS (2.60%)
Becton, Dickinson and Co.	6,235		500,421
Medtronic, Inc.	10,150		508,515
Stryker Corp.	5,140		320,222
Thermo Fisher Scientific Inc.	7,840	[1]	431,200
Zimmer Holdings, Inc.	6,750	[1]	435,780

			2,196,138
INSURANCE AGENTS, BROKERS AND SERVICE (0.53%)
Arthur J. Gallagher & Co.	17,455		447,895

INSURANCE CARRIERS (3.96%)
Allstate Corp. (The)	7,140		329,297
American International Group, Inc.	8,375		27,889
EMC Insurance Group Inc.	42,093		1,240,902
Lincoln National Corp.	6,630		283,830
MetLife, Inc.	11,370		636,720
Old Republic International Corp.	31,100		396,525
Protective Life Corp.	6,225		177,475
WellPoint, Inc.	5,328		249,191

			3,341,829

METAL MINING (3.32%)
Barrick Gold Corp.	57,916		2,127,834
Newmont Mining Corp.	17,500		678,300

			2,806,134

MOTION PICTURES (0.43%)
News Corp.	29,500		358,425

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.50%)
United Parcel Service, Inc.-Class B	6,720		422,621

NON-DEPOSITORY CREDIT INSTITUTIONS (0.07%)
SLM Corp.	5,095	[1]	62,872

OIL AND GAS EXTRACTION (6.01%)
Anadarko Petroleum Corp.	13,700		664,587
Apache Corp.	6,700		698,676
Baker Hughes Inc.	8,700		526,698
Devon Energy Corp.	6,400		583,680
Occidental Petroleum Corp.	22,250		1,567,512
Rowan Companies, Inc.	16,700		510,185
Weatherford International Ltd.	21,000	[1]	527,940

			5,079,278

PAPER AND ALLIED PRODUCTS (1.19%)
AbitibiBowater Inc.	8,358	[1]	32,345
Kimberly-Clark Corp.	15,015		973,573

			1,005,918

PERSONAL SERVICES (0.65%)
Cintas Corp.	19,235		552,237

PETROLEUM AND COAL PRODUCTS (2.45%)
ConocoPhillips	17,170	1,257,702
Exxon Mobil Corp.	6,100	473,726
Valero Energy Corp.	11,100	336,330

		2,067,758

PIPELINES, EXCEPT NATURAL GAS (1.61%)
Kinder Morgan Management, LLC	27,578	1,356,838

PRIMARY METAL INDUSTRIES (0.41%)
Corning Inc.	21,900	342,516

PRINTING AND PUBLISHING (0.32%)
R. R. Donnelley & Sons Co.	10,925	267,990

RETAIL-DRUG AND PROPRIETARY STORES (0.57%)
Walgreen Co.	15,560	481,738

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.77%)
Quest Diagnostics Inc.	12,600	651,042

TOBACCO PRODUCTS (0.33%)
Altria Group, Inc.	4,045	80,253
Philip Morris International Inc.	4,045	194,565

		274,818

TRANSPORTATION EQUIPMENT (2.74%)
Federal Signal Corp.	36,400	498,680
Genuine Parts Co.	13,600	546,856
Honeywell International Inc.	16,905	702,403
ITT Corp.	10,190	566,666

		2,314,605

WHOLESALE TRADE—NONDURABLE GOODS (0.62%)
SYSCO Corp.	17,085	526,731

Total Common Stocks (Cost $57,547,709)		58,545,576

PUBLICLY TRADED PARTNERSHIPS (1.66%)
PIPELINES, EXCEPT NATURAL GAS
Buckeye Partners, L.P.	12,500	463,625
Enbridge Energy Partners, L.P.	12,200	485,316
Magellan Midstream Partners, L.P.	14,100	456,840

Total Publicly Traded Partnerships (Cost $1,680,970)		1,405,781

	Principal Amount
MORTGAGE-BACKED SECURITIES (24.86%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	2,216,669
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,407,620
2003-71 Class AK, 5.00%, due 09/01/29	600,000	608,851
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,579,302
2004-22 Class BK, 3.47%, due 04/01/34	233,048	230,644
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000	1,302,331
2004-72 Class DE, 5.00%, due 07/01/32	500,000	479,794
2004-76 Class VG, 5.00%, due 09/01/23	700,000	712,963
2004-89 Class KC, 4.00%, due 10/01/34	500,314	495,311
2004-105 Class PB, 5.00%, due 06/01/33	1,693,200	1,678,662
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,007,758
2004-109 Class WE, 5.00%, due 05/01/33	780,000	759,358
2005-44 Class KC, 5.00%, due 04/01/31	1,500,000	1,521,587
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	959,104
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,401,351
Pool # 2796, 7.00%, due 08/01/29	47,050	49,280
Pool # 3040, 7.00%, due 02/01/31	25,182	26,327
Pool # 3188, 6.50%, due 01/01/32	71,665	73,647
Pool # 3239, 6.50%, due 05/01/32	117,163	120,402
Pool # 3333, 5.50%, due 01/01/33	206,871	206,857
Pool # 3403, 5.50%, due 06/01/33	168,071	168,060
Pool # 3442, 5.00%, due 09/01/33	734,697	718,912
Pool # 3459, 5.50%, due 10/01/33	479,755	479,723
Pool # 672081, 6.00%, due 08/01/37	776,053	788,817

Total Mortgage-Backed Securities (Cost $20,772,511)		20,993,330

SHORT-TERM INVESTMENTS (3.93%)
UNITED STATES GOVERNMENT AGENCIES (3.75%)
Federal Home Loan Bank, due 10/01/08	300,000	300,000
Federal Home Loan Bank, due 10/03/08	900,000	899,903
Federal Home Loan Bank, due 10/06/08	700,000	699,796
Federal Home Loan Bank, due 10/08/08	500,000	499,800
Federal Home Loan Bank, due 10/14/08	770,000	769,388

Total United States Government Agencies (Cost $3,168,887)		3,168,887

	Shares Held
MONEY MARKET MUTUAL FUND (0.18%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $150,444)	150,444	150,444

Total Short-Term Investments (Cost $3,319,331)		3,319,331

Total Investments (Cost $83,320,521) (99.77%)		84,264,018

OTHER ASSETS LESS LIABILITIES (0.23%)
Cash, receivables, prepaid expense and other assets, less liabilities		195,492

Total Net Assets (100.00%)		$84,459,510

1 Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$9,850,367
Unrealized Depreciation	(8,766,033)

Net Unrealized Appreciation (Depreciation)	1,084,334

Cost for federal income tax purposes	$83,179,684

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2008:

Valuation	Investment in
Inputs	Securities
Level 1	$60,101,801
Level 2	24,162,217
Level 3	—

Total	$84,264,018

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

SEPTEMBER 30, 2008

(Unaudited)

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value
SHORT-TERM INVESTMENTS (100.01%)
COMMERCIAL PAPER (15.44%)
INSURANCE CARRIERS (1.43%)
Prudential Funding, LLC, due 11/04/08	2.410%	$225,000	$225,000

NON-DEPOSITORY CREDIT INSTITUTIONS (9.39%)
American Express Credit Corp., due 10/09/08	2.588	250,000	250,000
American Express Credit Corp., due 10/20/08	2.652	250,000	250,000
American Express Credit Corp., due 10/31/08	2.590	250,000	250,000
General Electric Capital Corp., due 10/03/08	2.380	250,000	250,000
General Electric Capital Corp., due 11/10/08	2.430	250,000	250,000
General Electric Capital Corp., due 12/08/08	2.536	225,000	225,000

			1,475,000

PETROLEUM AND COAL PRODUCTS (4.62%)
Chevron Corp., due 10/08/08	2.073	225,000	225,000
Chevron Corp., due 10/20/08	2.253	250,000	250,000
Chevron Corp., due 10/21/08	2.353	250,000	250,000

			725,000

Total Commercial Paper (Cost $2,425,000)			2,425,000

UNITED STATES GOVERNMENT AGENCIES (75.22%)
Federal Home Loan Bank, due 10/01/08	2.268	300,000	300,000
Federal Home Loan Bank, due 10/02/08	2.517	300,000	299,979
Federal Home Loan Bank, due 10/03/08	2.131	400,000	399,953
Federal Home Loan Bank, due 10/08/08	2.182	440,000	439,816
Federal Home Loan Bank, due 10/16/08	2.421	400,000	399,602
Federal Home Loan Bank, due 10/17/08	2.394	325,000	324,659
Federal Home Loan Bank, due 10/22/08	2.268	700,000	699,088
Federal Home Loan Bank, due 10/28/08	2.484	275,000	274,496
Federal Home Loan Bank, due 11/13/08	2.095	300,000	299,261
Federal Home Loan Bank, due 11/14/08	2.096	325,000	324,181
Federal Home Loan Bank, due 11/18/08	2.147	350,000	349,014
Federal Home Loan Bank, due 12/02/08	2.270	400,000	398,464
Federal Home Loan Mortgage Corp., due 10/07/08	2.404	350,000	349,862
Federal Home Loan Mortgage Corp., due 10/10/08	2.240	225,000	224,876
Federal Home Loan Mortgage Corp., due 10/14/08	2.415	350,000	349,699
Federal Home Loan Mortgage Corp., due 10/23/08	2.340	400,000	399,437
Federal Home Loan Mortgage Corp., due 10/24/08	2.333	650,000	649,046
Federal Home Loan Mortgage Corp., due 10/27/08	2.425	250,000	249,569
Federal Home Loan Mortgage Corp., due 11/03/08	2.447	250,000	249,448
Federal Home Loan Mortgage Corp., due 11/04/08	2.084	450,000	449,128
Federal Home Loan Mortgage Corp., due 11/17/08	2.096	350,000	349,058
Federal Home Loan Mortgage Corp., due 12/01/08	2.445	350,000	348,576
Federal Home Loan Mortgage Corp., due 12/08/08	1.987	250,000	249,078
Federal National Mortgage Assoc., due 10/01/08	2.456	325,000	325,000
Federal National Mortgage Assoc., due 10/06/08	2.260	325,000	324,899
Federal National Mortgage Assoc., due 10/14/08	2.132	450,000	449,659
Federal National Mortgage Assoc., due 10/15/08	2.311	350,000	349,690
Federal National Mortgage Assoc., due 10/29/08	2.458	375,000	374,294
Federal National Mortgage Assoc., due 11/05/08	2.136	400,000	399,182
Federal National Mortgage Assoc., due 11/06/08	2.362	400,000	399,070
Federal National Mortgage Assoc., due 11/12/08	2.458	300,000	299,154
Federal National Mortgage Assoc., due 11/19/08	2.412	225,000	224,274
Federal National Mortgage Assoc., due 12/10/08	2.212	300,000	298,733

Total United States Government Agencies (Cost $11,820,245)			11,820,245

UNITED STATES TREASURY OBLIGATIONS (9.35%)
U.S. Treasury Bills, due 10/02/2008	0.020	325,000	325,000
U.S. Treasury Bills, due 03/05/2009	1.070	400,000	398,191
U.S. Treasury Bills, due 03/26/2009	1.070	750,000	746,150

Total United States Treasury Obligations (Cost $1,469,341)			1,469,341

Total Short Term Investments (Cost $15,714,586)			15,714,586

OTHER ASSETS LESS LIABILITIES (-0.01%)
Cash, receivables, prepaid insurance and other assets, less liabilities			(1,034)

Total Net Assets (100.00%)			$15,713,552

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2008:

Valuation	Investment in
Inputs	Securities
Level 1	—
Level 2	15,713,552
Level 3	—

Total	$15,713,552

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

SEPTEMBER 30, 2008

(Unaudited)

	Shares Held		Value
COMMON STOCKS (96.91%)
BUSINESS SERVICES (4.72%)
Microsoft Corp.	91,883		$2,452,357
Oracle Corp.	57,149		1,160,696

			3,613,053

CHEMICALS AND ALLIED PRODUCTS (17.52%)
Abbott Laboratories	24,755		1,425,393
Amgen Inc.	17,835	[1]	1,057,080
Bristol-Myers Squibb Co.	41,053		855,955
Colgate-Palmolive Co.	6,950		523,682
Dow Chemical Co. (The)	10,505		333,849
E. I. du Pont de Nemours and Co.	15,756		634,967
Eli Lilly and Co.	17,662		777,658
Johnson & Johnson	42,710		2,958,949
Merck & Co., Inc.	31,708		1,000,704
Pfizer Inc.	44,377		818,312
Procter & Gamble Co. (The)	43,542		3,034,442

			13,420,991

COMMUNICATIONS (4.27%)
AT&T Inc.	34,855		973,152
CBS Corp.-Class B	12,084		176,185
Comcast Corp.-Class A	33,054		648,850
Verizon Communications Inc.	36,562		1,173,275
Viacom Inc.-Class B	12,084	[1]	300,167

			3,271,629

DEPOSITORY INSTITUTIONS (8.23%)
Bank of America Corp.	45,666		1,598,310
Citigroup Inc.	48,341		991,474
JPMorgan Chase & Co.	46,325		2,163,377
Wachovia Corp.	25,460		89,110
Wells Fargo & Co.	39,005		1,463,858

			6,306,129

EATING AND DRINKING PLACES (3.58%)
McDonald's Corp.	44,467		2,743,614

ELECTRIC, GAS AND SANITARY SERVICES (3.01%)
Exelon Corp.	24,105		1,509,455
Southern Co. (The)	21,215		799,593

			2,309,048

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.08%)
Cisco Systems, Inc.	61,023	[1]	1,376,679
General Electric Co.	84,256		2,148,528
Intel Corp.	57,041		1,068,378
Motorola, Inc.	37,189		265,529
Texas Instruments Inc.	26,461		568,912

			5,428,026

FOOD AND KINDRED PRODUCTS (5.63%)
Anheuser-Busch Companies, Inc.	11,202		726,786
Coca-Cola Co. (The)	31,034		1,641,078
Kraft Foods Inc.	26,424		865,386
PepsiCo, Inc.	15,208		1,083,874

			4,317,124

FORESTRY (0.50%)
Weyerhaeuser Co.	6,270		379,837

GENERAL MERCHANDISE STORES (4.03%)
Target Corp.	11,900		583,695
Wal-Mart Stores, Inc.	41,773		2,501,785

			3,085,480

INDUSTRIAL MACHINERY AND EQUIPMENT (10.10%)
3M Co.	17,453		1,192,214
Applied Materials, Inc.	23,520		355,858
Caterpillar Inc.	28,044		1,671,422
Dell Inc.	30,585	[1]	504,041
EMC Corp.	37,308	[1]	446,204
Hewlett-Packard Co.	40,454		1,870,593
International Business Machines Corp.	14,526		1,698,961

			7,739,293

MOTION PICTURES (2.29%)
Time Warner Inc.	49,492		648,840
Walt Disney Co. (The)	36,092		1,107,663

			1,756,503

NON-DEPOSITORY CREDIT INSTITUTIONS (2.53%)
American Express Co.	54,692		1,937,738

PETROLEUM AND COAL PRODUCTS (11.25%)
Chevron Corp.	38,610		3,184,553
Exxon Mobil Corp.	69,936		5,431,230

			8,615,783

PRIMARY METAL INDUSTRIES (0.89%)
Alcoa Inc.	30,278		683,677

SECURITY AND COMMODITY BROKERS (0.52%)
Amerprise Financial, Inc.	10,349		395,332

TOBACCO PRODUCTS (3.39%)
Altria Group, Inc.	38,185		757,590
Philip Morris International Inc.	38,185		1,836,698

			2,594,288

TRANSPORTATION EQUIPMENT (7.37%)
Boeing Co. (The)	26,912		1,543,403
General Motors Corp.	16,365		154,649
Honeywell International Inc.	37,254		1,547,904
United Technologies Corp.	40,007		2,402,820

			5,648,776

Total Common Stocks (Cost $60,413,318)			74,246,321
	Principal
	Amount
SHORT-TERM INVESTMENTS (2.97%)
COMMERCIAL PAPER (0.65%)
NON-DEPOSITORY CREDIT INSTITUTIONS
American Express Credit Corp., 2.45%, due 10/03/08	$300,000		300,000
General Electric Capital Corp., 2.20%, due 10/06/08	200,000		200,000

Total Commercial Paper (Cost $500,000)			500,000

UNITED STATES GOVERNMENT AGENCIES (2.07%)
Federal Home Loan Bank, due 10/08/08	450,000		449,817
Federal Home Loan Bank, due 10/14/08	200,000		199,852
Federal Home Loan Bank, due 10/17/08	460,000		459,550
Federal Home Loan Bank, due 10/24/08	275,000		274,608
Federal Home Loan Bank, due 11/05/08	200,000		199,552

Total United States Government Agencies (Cost $1,583,379)			1,583,379

	Shares Held
MONEY MARKET MUTUAL FUND (0.25%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $192,083)	192,083	192,083

Total Short-Term Investments (Cost $2,275,462)		2,275,462

Total Investments (Cost $62,688,780) (99.88%)		76,521,783

OTHER ASSETS LESS LIABILITIES (0.12%)
Cash, receivables, prepaid expense and other assets, less liabilities		93,115

Total Net Assets (100.00%)		$76,614,898

1 Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$25,226,498
Unrealized Depreciation	(11,393,495)

Net Unrealized Appreciation (Depreciation)	13,833,003

Cost for federal income tax purposes	$62,688,780

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2008:

Valuation	Investment in
Inputs	Securities
Level 1	$74,438,404
Level 2	2,083,379
Level 3	—

Total	$76,521,783

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

CERTIFICATION

I, Dennis M. Marker, certify that:

1.	I have reviewed this report on Form N-Q of EquiTrust Variable Insurance Series Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 11/18/2008	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

CERTIFICATION

I, James P. Brannen, certify that:

1.	I have reviewed this report on Form N-Q of EquiTrust Variable Insurance Series Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 11/20/2008	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
Dennis M. Marker Chief Executive Officer

Date:	11/18/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker Chief Executive Officer

Date:	11/18/2008

By:	/s/ James P. Brannen
James P. Brannen Chief Financial Officer

Date:	11/20/2008